Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deductible value-added tax input	4,122	16,487	2,587
Staff advances	1,039	1,257	197
Prepayment to suppliers	14,008	9,958	1,563
Others	2,252	1,693	267

	21,421	29,395	4,614